                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]   Amendment Number:
                                                ---------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Columbus Hill Capital Management, L.P.
Address:   830 Morris Turnpike
           Short Hills, NJ, 08831

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Newmark
Title:   Chief Financial Officer
Phone:   973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                        Short Hills, NJ          May 14, 2007
-------------------------------------   ----------------------   ---------------
(Signature)                             (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:          26

Form 13F Information Table Value Total:     655,980
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

 1    028-12245              CHC Partners, L.L.C.

 2    028-12247              Kevin D. Eng

 3    028-12246              Howard T. Kaminsky

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                VALUE   SHRS OR         PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
       NAME OF ISSUER            CLASS       CUSIP    (X1000)  PRN AMT  SH/PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO           CL A      002896207  15,136    200,000   SH        Shared-Defined  1, 2, 3   200,000    0     0
ALCATEL-LUCENT               SPONSORED ADR 013904305  29,550  2,500,000   SH        Shared-Defined  1, 2, 3 2,500,000    0     0
ALLEGHENY TECHNOLOGIES INC        COM      01741R102  13,379    125,400   SH        Shared-Defined  1, 2, 3   125,400    0     0
ARCH COAL INC                     COM      039380100  18,414    600,000   SH        Shared-Defined  1, 2, 3   600,000    0     0
CAMECO CORP                       COM      13321L108  45,110  1,100,000   SH        Shared-Defined  1, 2, 3 1,100,000    0     0
CANADIAN SOLAR INC                COM      136635109   5,606    575,000   SH        Shared-Defined  1, 2, 3   575,000    0     0
CAPITAL ONE FINL CORP             COM      14040H105  24,525    325,000   SH        Shared-Defined  1, 2, 3   325,000    0     0
CITY NATL CORP                    COM      178566105  14,720    200,000   SH        Shared-Defined  1, 2, 3   200,000    0     0
CORNING INC                       COM      219350105  22,740  1,000,000   SH        Shared-Defined  1, 2, 3 1,000,000    0     0
DAIMLERCHRYSLER AG                ORD      D1668R123  16,304    200,000   SH        Shared-Defined  1, 2, 3   200,000    0     0
EXCO RESOURCES INC                COM      269279402   8,290    500,000   SH        Shared-Defined  1, 2, 3   500,000    0     0
FEDERATED DEPT STORES INC DE      COM      31410H101  45,050  1,000,000   SH        Shared-Defined  1, 2, 3 1,000,000    0     0
FREEPORT-MCMORAN COPPER & GO     CL B      35671DAK1  40,038    604,900   SH        Shared-Defined  1, 2, 3   604,900    0     0
GOODYEAR TIRE &RUBR CO            COM      382550101  88,892  2,850,000   SH        Shared-Defined  1, 2, 3 2,850,000    0     0
HALLIBURTON CO                    COM      406216101  28,566    900,000   SH        Shared-Defined  1, 2, 3   900,000    0     0
ISLE OF CAPRI CASINOS INC         COM      464592104  15,398    601,000   SH        Shared-Defined  1, 2, 3   601,000    0     0
LONE STAR TECHNOLOGIES INC        COM      542312103  29,714    450,000   SH        Shared-Defined  1, 2, 3   450,000    0     0
NEXEN INC                         COM      65334H102   5,517     90,000   SH        Shared-Defined  1, 2, 3    90,000    0     0
OWENS ILL INC                   COM NEW    690768403  32,213  1,250,000   SH        Shared-Defined  1, 2, 3 1,250,000    0     0
PEABODY ENERGY CORP               COM      704549104   4,829    120,000   SH        Shared-Defined  1, 2, 3   120,000    0     0
QUALCOMM INC                      COM      747525103  25,596    600,000   SH        Shared-Defined  1, 2, 3   600,000    0     0
RTI INTL METALS INC               COM      74973W107  99,638  1,094,800   SH        Shared-Defined  1, 2, 3 1,094,800    0     0
SANDISK CORP                      COM      80004C101   7,665    175,000   SH        Shared-Defined  1, 2, 3   175,000    0     0
SMURFIT-STONE CONTAINER CORP      COM      832727101   5,236    465,000   SH        Shared-Defined  1, 2, 3   465,000    0     0
SUNCOR ENERGY INC                 COM      867229106   4,886     64,000   SH        Shared-Defined  1, 2, 3    64,000    0     0
TITANIUM METALS CORP            COM NEW    888339207   8,970    250,000   SH        Shared-Defined  1, 2, 3   250,000    0     0